Securitisations and Covered Bonds (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds

Group
	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	3,242	1,646	2,119	790	300	176
–Fosse	2,048	2,028	100	100	1,382	1,365
	5,290	3,674	2,219	890	1,682	1,541
Other asset-backed securitisation structures:
–Motor	—	6	—	7	—	—
–Repton	757	—	550	—	—	—
	757	6	550	7	—	—
Total securitisation programmes	6,047	3,680	2,769	897	1,682	1,541
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	21,880	21,304	15,000	15,205	—	—
Total securitisation and covered bond programmes	27,927	24,984	17,769	16,102	1,682	1,541

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme	The following table sets out the internal and external issuances and redemptions in 2023 and 2022 for each securitisation and covered bond programme.

Group
	Internal issuances		External issuances		Internal redemptions		External redemptions
	2023	2022	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	241	—	1,500	600	121	100	186	200
–Fosse	—	—	—	—	—	—	—	200
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	—	7	33
–Repton	—	—	550	—	—	—	—	—
Covered bond programme:
–Euro 35bn Global Covered Bond Programme	—	—	—	4,200	—	100	—	1,700
	241	—	2,050	4,800	121	200	193	2,133